Subsequent Events - Additional Information (Details)																	1 Months Ended			3 Months Ended		12 Months Ended
		Jun. 21, 2022 USD ($) $ / shares shares	Jun. 17, 2022 USD ($) $ / shares shares	Jun. 16, 2022 USD ($)	Jun. 06, 2022 USD ($) $ / shares shares	May 17, 2022 USD ($) Fleet	May 12, 2022 $ / shares shares	May 03, 2022 USD ($)	Mar. 04, 2022 USD ($)	Feb. 16, 2022 USD ($) d Fleet FLEET $ / shares	Feb. 14, 2022 USD ($)	Feb. 09, 2022 USD ($)	Feb. 04, 2022 USD ($)	Feb. 02, 2022 USD ($) Fleet FLEET	Dec. 31, 2021 USD ($)		May 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)		May 02, 2022 shares	Apr. 30, 2022 USD ($)	Apr. 08, 2022 USD ($)	Mar. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Maximum borrowing capacity															$ 146,200,000							$ 146,200,000
Total gross debt															306,695,000					$ 648,012,000		306,695,000							$ 281,533,000
Letters of credit outstanding amount															3,100,000							3,100,000
Loss on extinguishment of debt																				(8,273,000)	$ 0	(515,000)
Operating lease payments																				2,105,000
Term Loan [Member]
Subsequent Event [Line Items]
Total gross debt															171,355,000	[1]						171,355,000	[1]						$ 137,355,000
Alpine Promissory Note [Member]
Subsequent Event [Line Items]
Total gross debt	[2]														$ 16,717,000	[1]				$ 0		$ 16,717,000	[1]
Loss on extinguishment of debt									$ 1,800,000
T H R C Holdings [Member]
Subsequent Event [Line Items]
Rights agreement amount													$ 8,100,000
Cash consideration													30,000,000
Munger Ranch
Subsequent Event [Line Items]
Percentage of issued and outstanding membership interests															1.50%				1.50%			1.50%
Cash consideration																			$ 30,000,000
Munger Ranch | T H R C Holdings [Member]
Subsequent Event [Line Items]
Rights agreement amount													8,100,000
Cash consideration													30,000,000
Flotek Industries Inc [Member]
Subsequent Event [Line Items]
Minimum number of hydraulic fleets | Fleet														10
Term of agreement on hydraulic fleets														3 years
Percentage of margin for agreement														7.00%
Term of agreement increased on hydraulic fleets										10 years
Number of hydraulic fleets increased | Fleet										30
Sale of stock, description of transaction																				The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
Percentage of accrued paid-in-kind interest rate										10.00%
Debt instrument, term										1 year
Debt instrument, face amount										$ 20,000,000
Flotek Industries Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares										$ 1.088125
Flotek Industries Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Weighted average trading price | $ / shares										$ 2.5
Debt instrument, convertible, threshold trading days | d										20
Debt instrument, convertible, threshold consecutive trading days | d										30
Flotek Industries Inc [Member] | Debt Instrument, Redemption, Period Three [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares										$ 0.8705
Flotek Industries Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount of notes										$ 50,000,000				$ 10,000,000
F T S International Inc [Member]
Subsequent Event [Line Items]
Purchase price									405,700,000
Equity interest									72,900,000
Cash consideration									332,800,000
Wilks Development L L C [Member]
Subsequent Event [Line Items]
Cash consideration																				$ 44,400,000
Operating lease payments																				51,600,000
New ABL Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity									100,000,000											100,000,000
Total gross debt																				70,700,000
Letters of credit outstanding amount																				9,200,000
Remaining credit facility																				$ 20,100,000
Credit facility, expiration date																				Mar. 04, 2027
Interest rate stated percentage																				4.75%
Private Placement [Member] | Flotek Industries Inc [Member]
Subsequent Event [Line Items]
Principal amount of notes														$ 10,000,000
New Term Loan Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity																				$ 450,000,000
Debt instrument, face amount									$ 450,000,000
Interest rate stated percentage																				9.50%
Debt instrument maturity date																				Mar. 04, 2025
Basis spread on variable rate									2.00%
New Term Loan Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									1.00%
Accruel interest									8.50%
New Term Loan Credit Facility | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									8.00%
New Term Loan Credit Facility | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									6.50%
Unsecured Promissory Note [Member] | F H E U S A L L C [Member]
Subsequent Event [Line Items]
Debt instrument, face amount											$ 1,300,000
Interest rate stated percentage											5.00%
Debt instrument maturity date											Feb. 14, 2027
Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity																											$ 158,900,000
Termination fee		$ 8,000,000,000
Reimbursement of expenses		$ 3,000,000,000
Cash acquired from acquisition										$ 3,900,000
Preferred units purchased															$ 4,400,000							$ 4,400,000
Cash consideration																						$ 44,400,000
Subsequent Event | Term Loan [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity																		$ 48,000,000
Credit facility, expiration date																		Mar. 04, 2022
Subsequent Event | Alpine Promissory Note [Member]
Subsequent Event [Line Items]
Loss on extinguishment of debt									$ 8,300,000
Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Restricted stock units issued | shares		509,467
Subsequent Event | Munger Ranch | T H R C Holdings [Member]
Subsequent Event [Line Items]
Rights agreement amount													8,100,000
Cash consideration													$ 30,000,000
Subsequent Event | Basin Units Acquisition [Member]
Subsequent Event [Line Items]
Equity interest												$ 46,000,000
Subsequent Event | Flotek Industries Inc [Member]
Subsequent Event [Line Items]
Minimum number of hydraulic fleets | FLEET														10
Term of agreement on hydraulic fleets														3 years
Percentage of margin for agreement														7.00%
Term of agreement increased on hydraulic fleets										10 years
Number of hydraulic fleets increased | FLEET										30
Sale of stock, description of transaction																						The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
Percentage of accrued paid-in-kind interest rate										10.00%
Debt instrument, term										1 year
Subsequent Event | Flotek Industries Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares										$ 1.088125
Subsequent Event | Flotek Industries Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Weighted average trading price | $ / shares										$ 2.5
Debt instrument, convertible, threshold trading days | d										20
Debt instrument, convertible, threshold consecutive trading days | d										30
Subsequent Event | Flotek Industries Inc [Member] | Debt Instrument, Redemption, Period Three [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares										$ 0.8705
Subsequent Event | Flotek Industries Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount of notes										$ 50,000,000				$ 10,000,000
Subsequent Event | F T S International Inc [Member]
Subsequent Event [Line Items]
Purchase price									407,500,000
Equity interest									72,900,000
Cash consideration									334,600,000
Subsequent Event | Wilks Development L L C [Member]
Subsequent Event [Line Items]
Operating lease payments																						$ 51,600,000
Subsequent Event | Amendment To Flotek Supply Agreement
Subsequent Event [Line Items]
Increase in agreement term						10 years
Increase in number of fleets | Fleet						30
Aggregate principal amount issued						$ 50,000,000
Percentage of convertible PIK notes						10.00%
Subsequent Event | Shared Services Agreement
Subsequent Event [Line Items]
Aggregate annual retainer fees payable								$ 7,000,000
Services agreement term								3 years
Additional services agreement term								1 year
Subsequent Event | Purchase Agreement | SP Seller
Subsequent Event [Line Items]
Percentage of issued and outstanding membership interests				100.00%
Purchase price				$ 90,000,000,000
Subsequent Event | Flotek SPA | Flotek Warrant
Subsequent Event [Line Items]
Warrants to purchase common stock | shares			13,104,839
Warrants exercise price | $ / shares			$ 0.0001
Payments for purchase of warrants			$ 19,500,000,000
Additional payments for purchase of warrants			$ 4,500,000,000
Subsequent Event | New ABL Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity									100,000,000																$ 200,000,000	$ 200,000,000	$ 100,000,000
Additional borrowing capacity																										$ 100,000,000
Total gross debt															70,700,000							70,700,000			110,700,000
Letters of credit outstanding amount															9,200,000							9,200,000			9,200,000
Remaining credit facility															$ 20,100,000							$ 20,100,000			$ 80,100,000
Credit facility, expiration date																						Mar. 04, 2027
Interest rate stated percentage																				4.00%
Subsequent Event | Best Flow Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, expiration date															Mar. 04, 2022
Subsequent Event | Best Flow Credit Facility [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity																												$ 15,000,000
Subsequent Event | Best Flow Credit Facility [Member] | Minimum [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity																												$ 6,000,000
Subsequent Event | Private Placement [Member] | Flotek Industries Inc [Member]
Subsequent Event [Line Items]
Principal amount of notes														$ 10,000,000
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Sale of stock, offering price per share | $ / shares		$ 21.49
Sale of stock, net proceeds					$ 303,900,000
Redemption of membership ownership interests					$ 72,900,000
Subsequent Event | Class A Common Stock | Wilkis Parties
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares		4,112,407
Sale of stock, net proceeds		$ 88,400,000
Subsequent Event | Class A Common Stock | Long Term Incentive Plan
Subsequent Event [Line Items]
Number of shares reserved for issuance | shares																								3,120,708
Common stock, issued | shares		509,467
Common stock, outstanding | shares		509,467
Subsequent Event | Class A Common Stock | IPO
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares							16,000,000
Common stock, par value | $ / shares							$ 0.01
Sale of stock, offering price per share | $ / shares							$ 18
Subsequent Event | Class A Common Stock | IPO | Munger Ranch
Subsequent Event [Line Items]
Share issued during period, new issues | shares							2,114,273										2,114,273
Cash consideration																	$ 30,000,000
Subsequent Event | Class A Common Stock | Over-Allotment Option
Subsequent Event [Line Items]
Sale of stock, number of shares sold | shares					2,228,153
Sale of stock, offering price per share | $ / shares					$ 18
Subsequent Event | USWS Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Sale of stock, offering price per share | $ / shares		$ 1.21
Sale of stock, net proceeds		$ 93,000,000
Stock consideration payable		$ 270,000,000
Subsequent Event | Series A-1 & B-1 preferred units | Basin Units Acquisition [Member]
Subsequent Event [Line Items]
Equity interest												40,000,000
Subsequent Event | Series B-1 preferred units | Basin Units Acquisition [Member]
Subsequent Event [Line Items]
Equity interest												$ 6,000,000
Subsequent Event | New Term Loan Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity									$ 450,000,000
Interest rate stated percentage																				9.50%
Debt instrument maturity date																						Mar. 04, 2025
Subsequent Event | New Term Loan Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									1.00%
Accruel interest									8.50%
Subsequent Event | New Term Loan Credit Facility | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									8.00%
Subsequent Event | New Term Loan Credit Facility | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate									6.50%
Subsequent Event | New Term Loan Credit Facility | Class A Common Stock
Subsequent Event [Line Items]
Outstanding borrowings paid down					$ 143,800,000
Subsequent Event | Back Stop Note | THRC Holdings L P [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 22,000,000
Interest rate stated percentage									1.74%
Long-term debt, maturity period									2027-03
Subsequent Event | Back Stop Note | Class A Common Stock
Subsequent Event [Line Items]
Outstanding borrowings paid down					22,000,000
Subsequent Event | Closing Date Note | THRC Holdings L P [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 22,000,000
Interest rate stated percentage									1.74%
Long-term debt, maturity period									2027-03
Subsequent Event | Closing Date Note | Class A Common Stock
Subsequent Event [Line Items]
Outstanding borrowings paid down					22,000,000
Subsequent Event | Equify Bridge Note | Class A Common Stock
Subsequent Event [Line Items]
Outstanding borrowings paid down					$ 20,800,000
Subsequent Event | Equify Bridge Loan [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 45,800,000
Interest rate stated percentage									1.00%
Long-term debt, maturity period									2027-03

[1]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.
[2]	Related party debt agreements.